SELECT VALUE FUND

SCHEDULE OF INVESTMENTS

March 31, 2020 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (99.3%)
Aerospace & Defense (0.7%)
Huntington Ingalls Industries, Inc.	4,735	$862,764

Air Freight & Logistics (2.3%)
FedEx Corp.	25,000	3,031,500

Automobiles (1.1%)
Thor Industries, Inc.	34,000	1,434,120

Banks (9.0%)
Community Trust Bancorp, Inc.	75,002	2,384,313
PNC Financial Services Group, Inc.	40,000	3,828,800
Stock Yards Bancorp, Inc.	95,000	2,748,350
Truist Financial Corp.	88,000	2,713,920
		11,675,383

Capital Markets (4.4%)
Raymond James Financial, Inc.	19,195	1,213,124
The Charles Schwab Corp.	135,000	4,538,700
		5,751,824

Chemicals (2.8%)
American Vanguard Corp.	250,000	3,615,000

Communications Equipment (3.3%)
Cisco Systems, Inc.	110,000	4,324,100

Diversified Financial Services (4.9%)
Berkshire Hathaway, Inc. (Class B)(a)	35,000	6,399,050

Diversified Telecommunication Services (5.0%)
Verizon Communications, Inc.	121,600	6,533,568

Electric Utilities (4.0%)
Exelon Corp.	140,000	5,153,400

Energy Equipment & Services (1.2%)
Dril-Quip, Inc.(a)	50,000	1,525,000

Equity Real Estate Investment Trusts (REITs) (3.9%)
CyrusOne, Inc.	44,000	2,717,000
Public Storage	11,800	2,343,598
		5,060,598

Food Products (6.9%)
Bunge, Ltd.	90,000	3,692,700
Cal-Maine Foods, Inc.	90,000	3,958,200
Sanderson Farms, Inc.	10,000	1,233,200
		8,884,100

	SHARES	VALUE
Health Care Equipment & Supplies (2.2%)
AngioDynamics, Inc.(a)	125,000	$1,303,750
Medtronic PLC	16,400	1,478,952
		2,782,702

Health Care Providers & Services (6.9%)
CVS Health Corp.	45,000	2,669,850
Quest Diagnostics, Inc.	47,500	3,814,250
Triple-S Management Corp. (Class B)(a)	177,666	2,505,091
		8,989,191

Household Durables (2.9%)
Mohawk Industries, Inc.(a)	50,000	3,812,000

Insurance (3.7%)
Fairfax Financial Holdings, Ltd. (CAD)(b)	5,400	1,655,455
Old Republic International Corp.	143,350	2,186,088
Reinsurance Group of America, Inc.	12,000	1,009,680
		4,851,223

Interactive Media & Services (2.8%)
Alphabet, Inc. (Class A)(a)	3,064	3,560,215

Machinery (2.9%)
Gorman-Rupp Co.	72,142	2,251,552
Lincoln Electric Holdings, Inc.	22,429	1,547,601
		3,799,153

Metals & Mining (0.8%)
Schnitzer Steel Industries, Inc. (Class A)	80,000	1,043,200

Multi-Utilities (1.8%)
MDU Resources Group, Inc.	110,000	2,365,000

Oil, Gas & Consumable Fuels (3.3%)
HollyFrontier Corp.	50,000	1,225,500
Suncor Energy, Inc.	195,000	3,081,000
		4,306,500

Personal Products (2.1%)
Unilever NV	56,000	2,732,240

Pharmaceuticals (9.6%)
Johnson & Johnson	44,000	5,769,720
Pfizer, Inc.	97,000	3,166,080
Sanofi (ADR)	80,000	3,497,600
		12,433,400

Professional Services (1.6%)
ManpowerGroup, Inc.	38,550	2,042,764

Real Estate Management & Development (0.5%)
Forestar Group, Inc.(a)	57,000	589,950

Road & Rail (2.4%)
Canadian National Railway Co.	39,509	3,067,084

	SHARES	VALUE
Semiconductors & Semiconductor Equipment (2.2%)
Skyworks Solutions, Inc.	32,000	$2,860,160

Software (2.4%)
Oracle Corp.	65,000	3,141,450

Specialty Retail (1.7%)
Advance Auto Parts, Inc.	24,000	2,239,680

TOTAL COMMON STOCKS
(Cost $142,266,866)		$128,866,319

	INTEREST RATE	PAR AMOUNT	VALUE
SHORT-TERM INVESTMENTS (0.7%)
Time Deposits (0.7%)
JPM Chase
(New York)(c)	.15%	$925,071	$925,071

TOTAL SHORT-TERM INVESTMENTS
(Cost $925,071)			$925,071

TOTAL INVESTMENTS - (100.0%)
(Cost $143,191,937)			$129,791,390
OTHER ASSETS AND LIABILITIES, NET - (0.0%)(d)			147
TOTAL NET ASSETS - (100.0%)			$129,791,537

HEARTLAND MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

March 31, 2020 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (99.8%)
Aerospace & Defense (2.8%)
Huntington Ingalls Industries, Inc.	7,527	$1,371,495

Airlines (0.8%)
Delta Air Lines, Inc.	13,386	381,903

Automobiles (2.2%)
Thor Industries, Inc.	26,016	1,097,355

Banks (7.4%)
First Horizon National Corp.	104,907	845,550
Popular, Inc.	35,094	1,228,290
UMB Financial Corp.	33,689	1,562,496
		3,636,336

Building Products (1.3%)
A.O. Smith Corp.	16,670	630,293

Capital Markets (6.2%)
Raymond James Financial, Inc.	18,837	1,190,498
State Street Corp.	21,455	1,142,908
The Charles Schwab Corp.	21,793	732,681
		3,066,087

Chemicals (2.6%)
Eastman Chemical Co.	27,524	1,282,068

Commercial Services & Supplies (1.6%)
Stericycle, Inc.(a)	16,669	809,780

Containers & Packaging (3.1%)
International Paper Co.	49,306	1,534,896

Electric Utilities (4.6%)
Exelon Corp.	54,798	2,017,114
FirstEnergy Corp.	6,472	259,333
		2,276,447

Energy Equipment & Services (2.0%)
National Oilwell Varco, Inc.	99,535	978,429

Equity Real Estate Investment Trusts (REITs) (8.1%)
American Homes 4 Rent (Class A)	18,565	430,708
Equity Commonwealth	60,343	1,913,477
Public Storage	5,905	1,172,792
Ryman Hospitality Properties, Inc.	14,019	502,581
		4,019,558

Food Products (8.5%)
Bunge, Ltd.	44,726	1,835,108
Cal-Maine Foods, Inc.	53,226	2,340,879
		4,175,987

	SHARES	VALUE
Health Care Equipment & Supplies (0.9%)
DENTSPLY SIRONA, Inc.	12,044	$467,668

Health Care Providers & Services (9.0%)
Encompass Health Corp	12,626	808,443
Humana, Inc.	4,535	1,424,080
Quest Diagnostics, Inc.	27,350	2,196,205
		4,428,728

Household Durables (2.5%)
Leggett & Platt, Inc.	11,468	305,966
Mohawk Industries, Inc.(a)	12,164	927,384
		1,233,350

Household Products (1.4%)
Spectrum Brands Holdings, Inc.	18,819	684,447

Insurance (3.8%)
Old Republic International Corp.	60,295	919,499
Reinsurance Group of America, Inc.	11,226	944,555
		1,864,054

IT Services (1.2%)
The Western Union Co.	32,533	589,823

Machinery (6.0%)
Flowserve Corp.	11,409	272,561
Lincoln Electric Holdings, Inc.	29,464	2,033,016
Parker-Hannifin Corp.	5,023	651,634
		2,957,211

Media (2.0%)
Omnicom Group, Inc.	17,741	973,981

Metals & Mining (1.3%)
Freeport-McMoRan, Inc.	94,992	641,196

Multi-Utilities (2.9%)
MDU Resources Group, Inc.	66,100	1,421,150

Oil, Gas & Consumable Fuels (4.4%)
Cabot Oil & Gas Corp.	68,002	1,168,954
Pioneer Natural Resources Co.	14,696	1,030,925
		2,199,879

Pharmaceuticals (2.4%)
Perrigo Co. PLC	24,477	1,177,099

Professional Services (2.1%)
ManpowerGroup, Inc.	19,890	1,053,971

Road & Rail (2.7%)
AMERCO	4,648	1,350,476

Semiconductors & Semiconductor Equipment (4.1%)
ON Semiconductor Corp.(a)	42,313	526,373
Skyworks Solutions, Inc.	16,602	1,483,887
		2,010,260

		SHARES	VALUE
Specialty Retail (1.9%)
	Advance Auto Parts, Inc.	10,093	$941,879

	TOTAL COMMON STOCKS
	(Cost $52,298,228)		$49,255,806

	INTEREST RATE	PAR AMOUNT	VALUE
SHORT-TERM INVESTMENTS (0.3%)
Time Deposits (0.3%)
	Citibank
(New York)(c)	.15%	$150,357	$150,357

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $150,357)		$150,357

TOTAL INVESTMENTS - (100.1%)
	(Cost $52,448,585)		$49,406,163
	OTHER ASSETS AND LIABILITIES, NET - (-0.1%)		(57,550)
	TOTAL NET ASSETS - (100.0%)		$49,348,613

VALUE PLUS FUND

SCHEDULE OF INVESTMENTS

March 31, 2020 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (99.7%)
Aerospace & Defense (3.6%)
Kratos Defense & Security Solutions, Inc.(a)	650,000	$8,996,000

Banks (12.0%)
Associated Banc-Corp	585,000	7,482,150
Independent Bank Corp.	110,000	7,080,700
Old National Bancorp	385,000	5,078,150
Seacoast Banking Corp. of Florida(a)	267,500	4,897,925
Umpqua Holdings Corp.	515,000	5,613,500
		30,152,425
Capital Markets (3.6%)
Artisan Partners Asset Management, Inc. (Class A)	125,000	2,686,250
B. Riley Financial, Inc.	350,000	6,447,000
		9,133,250
Chemicals (5.7%)
American Vanguard Corp.	620,000	8,965,200
Sensient Technologies Corp.	125,000	5,438,750
		14,403,950
Commercial Services & Supplies (1.8%)
Brady Corp. (Class A)	100,000	4,513,000

Communications Equipment (2.6%)
InterDigital, Inc.	145,000	6,471,350

Consumer Finance (0.6%)
FirstCash, Inc.	20,000	1,434,800

Diversified Telecommunication Services (5.5%)
ATN International, Inc.	235,000	13,796,850

Electric Utilities (5.2%)
Portland General Electric Co.	270,000	12,943,800

Electrical Equipment (1.6%)
Vicor Corp.(a)	92,500	4,119,950

Electronic Equipment, Instruments & Components (2.8%)
Knowles Corp.(a)	325,000	4,348,500
Methode Electronics, Inc.	100,000	2,643,000
		6,991,500
Energy Equipment & Services (0.5%)
Dril-Quip, Inc.(a)	40,000	1,220,000

	SHARES	VALUE
Equity Real Estate Investment Trusts (REITs) (5.8%)
Equity Commonwealth	165,000	$5,232,150
PotlatchDeltic Corp.	300,000	9,417,000
		14,649,150
Food Products (8.3%)
Hain Celestial Group, Inc.(a)	415,000	10,777,550
TreeHouse Foods, Inc.(a)	230,000	10,154,500
		20,932,050
Health Care Equipment & Supplies (4.5%)
AngioDynamics, Inc.(a)	485,000	5,058,550
Avanos Medical, Inc.(a)	230,000	6,193,900
		11,252,450
Health Care Providers & Services (2.1%)
Cross Country Healthcare, Inc.(a)	770,000	5,189,800

Household Durables (1.5%)
MDC Holdings, Inc.	162,500	3,770,000

Household Products (1.6%)
Spectrum Brands Holdings, Inc.	110,000	4,000,700

Insurance (4.5%)
Old Republic International Corp.	200,000	3,050,000
The Hanover Insurance Group, Inc.	90,000	8,152,200
		11,202,200
Leisure Products (2.2%)
Acushnet Holdings Corp.	215,000	5,529,800

Machinery (5.0%)
Astec Industries, Inc.	160,000	5,595,200
Donaldson Co., Inc.	110,000	4,249,300
Kennametal, Inc.	150,000	2,793,000
		12,637,500
Metals & Mining (1.0%)
Schnitzer Steel Industries, Inc. (Class A)	190,000	2,477,600

Paper & Forest Products (2.4%)
P.H. Glatfelter Co.	485,000	5,926,700

Pharmaceuticals (3.1%)
Phibro Animal Health Corp. (Class A)	325,000	7,855,250

Road & Rail (2.8%)
Heartland Express, Inc.	385,000	7,149,450

Semiconductors & Semiconductor Equipment (4.4%)
DSP Group, Inc.(a)	470,000	6,298,000
Semtech Corp.(a)	125,000	4,687,500
		10,985,500

	SHARES	VALUE
Software (3.4%)
MicroStrategy, Inc. (Class A)(a)	72,500	$8,562,250

Specialty Retail (1.6%)
Sonic Automotive, Inc. (Class A)	300,000	3,984,000

TOTAL COMMON STOCKS
(Cost $276,772,327)		$250,281,275

	INTEREST RATE	PAR AMOUNT	VALUE
SHORT-TERM INVESTMENTS (1.1%)
Time Deposits (1.1%)
Citibank
(New York)(c)	.15%	$2,754,539	$2,754,539

TOTAL SHORT-TERM INVESTMENTS
(Cost $2,754,539)			$2,754,539

TOTAL INVESTMENTS - (100.8%)
(Cost $279,526,866)			$253,035,814
OTHER ASSETS AND LIABILITIES, NET - (-0.8%)			(2,126,083)
TOTAL NET ASSETS - (100.0%)			$250,909,731

VALUE FUND

SCHEDULE OF INVESTMENTS

March 31, 2020 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (100.0%)
Aerospace & Defense (1.3%)
CPI Aerostructures, Inc.(a)	500,000	$1,125,000
Cubic Corp.	100,000	4,131,000
		5,256,000
Auto Components (1.2%)
Motorcar Parts of America, Inc.(a)	400,200	5,034,516

Automobiles (1.0%)
Thor Industries, Inc.	100,000	4,218,000

Banks (16.3%)
Associated Banc-Corp	400,000	5,116,000
Bancorp, Inc.(a)	750,000	4,552,500
Capital City Bank Group, Inc.	500,000	10,060,000
Century Bancorp, Inc. (Class A)	73,100	4,549,744
First Internet Bancorp	301,671	4,953,438
Heritage Financial Corp.	400,000	8,000,000
Stock Yards Bancorp, Inc.	100,000	2,893,000
TriCo Bancshares	377,320	11,251,682
TriState Capital Holdings, Inc.(a)	400,000	3,868,000
UMB Financial Corp.	250,000	11,595,000
		66,839,364
Biotechnology (1.7%)
Albireo Pharma, Inc.(a)	150,000	2,455,500
Heron Therapeutics, Inc.(a)	375,000	4,402,500
		6,858,000
Capital Markets (2.4%)
Cowen, Inc. (Class A)	500,000	4,830,000
Waddell & Reed Financial, Inc. (Class A)	425,000	4,836,500
		9,666,500
Commercial Services & Supplies (1.9%)
CECO Environmental Corp.(a)	550,000	2,568,500
Perma-Fix Environmental Services(a)(e)	1,007,700	5,250,117
		7,818,617
Communications Equipment (2.1%)
Calix, Inc.(a)	850,000	6,018,000
DASAN Zhone Solutions, Inc.(a)	286,281	1,199,517
Digi International, Inc.(a)	150,000	1,431,000
		8,648,517
Construction & Engineering (5.1%)
Ameresco, Inc. (Class A)(a)	100,000	1,703,000
Argan, Inc.	250,000	8,642,500
Northwest Pipe Co.(a)	375,000	8,343,750
Sterling Construction Co., Inc.(a)	225,000	2,137,500
		20,826,750

	SHARES	VALUE
Construction Materials (0.1%)
Tecnoglass, Inc.	127,065	$490,471

Diversified Consumer Services (2.1%)
Lincoln Educational Services Corp.(a)(e)(f)	2,395,000	5,269,000
Zovio, Inc.(a)(e)	2,000,000	3,300,000
		8,569,000
Diversified Telecommunication Services (2.0%)
Vonage Holdings Corp.(a)	1,100,000	7,953,000

Electric Utilities (0.7%)
Spark Energy, Inc. (Class A)	450,000	2,821,500

Electrical Equipment (1.2%)
Orion Energy Systems, Inc.(a)	750,000	2,775,000
Powell Industries, Inc.	87,155	2,237,269
		5,012,269
Electronic Equipment, Instruments & Components (1.2%)
CUI Global, Inc.(a)	1,435,000	1,278,729
Identiv, Inc.(a)	600,000	2,028,000
Intellicheck, Inc.(a)	75,000	254,250
SMTC Corp.(a)	500,000	1,165,000
		4,725,979
Energy Equipment & Services (0.2%)
Select Energy Services, Inc. (Class A)(a)	300,000	969,000

Equity Real Estate Investment Trusts (REITs) (3.0%)
Apple Hospitality REIT, Inc.(g)	200,000	1,834,000
CareTrust REIT, Inc.(g)	300,000	4,437,000
Investors Real Estate Trust	55,000	3,025,000
PotlatchDeltic Corp.	90,000	2,825,100
		12,121,100
Food Products (2.9%)
Hanover Foods Corp. (Class A)(h)	48,633	2,699,132
Landec Corp.(a)	1,050,000	9,124,500
		11,823,632
Health Care Equipment & Supplies (2.0%)
Accuray, Inc.(a)	3,000,000	5,700,000
Cutera, Inc.(a)	50,000	653,000
Sensus Healthcare, Inc.(a)	265,121	662,802
Trinity Biotech, PLC (ADR)(a)	850,000	935,000
		7,950,802
Health Care Providers & Services (2.1%)
Patterson Cos., Inc.	200,000	3,058,000
Triple-S Management Corp. (Class B)(a)	400,000	5,640,000
		8,698,000

	SHARES	VALUE
Household Durables (3.2%)
Century Communities, Inc.(a)	400,000	$5,804,000
MDC Holdings, Inc.(g)	250,000	5,800,000
ZAGG, Inc.(a)	400,000	1,244,000
		12,848,000
Household Products (0.6%)
Oil-Dri Corp. of America	75,000	2,508,000

Independent Power & Renewable Electricity Producers (3.4%)
Spark Power Group, Inc. (CAD)(a)(b)(f)	298,300	262,838
Vistra Energy Corp.	850,000	13,566,000
		13,828,838
Insurance (0.9%)
FedNat Holding Co.	325,000	3,731,000

Internet & Direct Marketing Retail (0.3%)
Trxade Group, Inc.(a)	200,000	1,150,000

IT Services (3.6%)
EVERTEC, Inc.	300,000	6,819,000
Limelight Networks, Inc.(a)(g)	1,000,000	5,700,000
USA Technologies, Inc.(a)	500,000	2,300,000
		14,819,000
Life Sciences Tools & Services (0.8%)
Harvard Bioscience, Inc.(a)	1,000,000	2,210,000
Pacific Biosciences of California, Inc.(a)	300,000	918,000
		3,128,000
Machinery (3.5%)
Gorman-Rupp Co.	150,000	4,681,500
Manitex International, Inc.(a)	72,423	299,107
Pentair PLC	100,000	2,976,000
Spartan Motors, Inc.	500,000	6,455,000
		14,411,607
Media (1.3%)
AH Belo Corp. (Class A)	775,000	1,333,000
AMC Networks, Inc. (Class A)(a)	100,000	2,431,000
Marchex, Inc. (Class B)(a)	1,150,598	1,668,367
		5,432,367
Metals & Mining (7.0%)
Agnico Eagle Mines, Ltd.	100,000	3,979,000
Centerra Gold, Inc. (CAD)(a)(b)	2,000,000	11,895,119
Pretium Resources, Inc.(a)	800,000	4,536,000
Roxgold, Inc. (CAD)(a)(b)	4,000,000	2,330,704
Standard Lithium, Ltd. (CAD)(a)(b)	900,000	364,528
Teranga Gold Corp. (CAD)(a)(b)	1,150,000	5,646,628
		28,751,979
Multi-Utilities (0.8%)
MDU Resources Group, Inc.	150,000	3,225,000

	SHARES	VALUE
Oil, Gas & Consumable Fuels (0.7%)
Berry Corp. (Class A)	1,000,000	$2,410,000
HollyFrontier Corp.	25,000	612,750
		3,022,750
Paper & Forest Products (0.4%)
Western Forest Products, Inc. (CAD)(b)	3,900,000	1,745,896

Pharmaceuticals (3.6%)
Evofem Biosciences, Inc.(a)(i)	900,000	4,788,000
Jazz Pharmaceuticals PLC(a)	100,000	9,974,000
		14,762,000
Professional Services (3.7%)
Acacia Research Corp.(a)	2,449,800	5,438,556
Barrett Business Services, Inc.	159,600	6,326,544
Hudson Global, Inc.(a)(e)	315,000	2,693,250
RCM Technologies, Inc.(a)	640,000	800,000
		15,258,350
Real Estate Management & Development (3.0%)
Kennedy-Wilson Holdings, Inc.	897,978	12,050,865

Road & Rail (0.5%)
Marten Transport, Ltd.	100,000	2,052,000

Semiconductors & Semiconductor Equipment (3.0%)
First Solar, Inc.(a)	100,000	3,606,000
GSI Technology, Inc.(a)	450,000	3,132,000
Photronics, Inc.(a)	200,903	2,061,265
Pixelworks, Inc.(a)	1,200,000	3,420,000
		12,219,265
Software (1.7%)
Mitek Systems, Inc.(a)	300,000	2,364,000
OneSpan, Inc.(a)	250,000	4,537,500
		6,901,500
Specialty Retail (0.7%)
Dick's Sporting Goods, Inc.	100,000	2,126,000
Indigo Books & Music, Inc. (CAD)(a)(b)	418,700	624,792
		2,750,792
Technology Hardware, Storage & Peripherals (1.7%)
NCR Corp.(a)	275,000	4,867,500
Quantum Corp.(a)	750,000	2,212,500
		7,080,000
Textiles, Apparel & Luxury Goods (0.4%)
Skechers U.S.A., Inc. (Class A)(a)	75,000	1,780,500

Thrifts & Mortgage Finance (4.7%)
MGIC Investment Corp.	1,500,000	9,525,000
Radian Group, Inc.	750,000	9,712,500
		19,237,500
TOTAL COMMON STOCKS
(Cost $521,514,706)		$408,996,226

	INTEREST RATE	PAR AMOUNT	VALUE
SHORT-TERM INVESTMENTS (0.3%)
Time Deposits (0.3%)
Citibank
(New York)(c)	.15%	$1,341,433	$1,341,433

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,341,433)			$1,341,433

	INTEREST RATE	SHARES	VALUE
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (0.3%)
Registered Investment Companies (0.3%)
Invesco Treasury Portfolio Short-Term Investments Trust, Institutional Class(j)	0.30%	1,392,970	$1,392,970

TOTAL INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED
(Cost $1,392,970)			$1,392,970

TOTAL INVESTMENTS - (100.6%)
(Cost $524,249,109)			$411,730,629
OTHER ASSETS AND LIABILITIES, NET - (-0.6%)			(2,547,418)
TOTAL NET ASSETS - (100.0%)			$409,183,211

VALUE FUND - SCHEDULE OF OPTIONS
March 31, 2020 (Unaudited)

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	WRITTEN OPTIONS AT VALUE*	NOTIONAL VALUE
Apple Hospitality REIT, Inc. $10.00 4/17/20 (Covered Call)	Susquehanna	(2,000)	$(110,000)	$(1,834,000)
CareTrust REIT, Inc. $17.50 4/17/20 (Covered Call) (h)	Susquehanna	(2,000)	(85,000)	(2,958,000)
Limelight Networks, Inc. $7.00 6/19/20 (Covered Call) (h)	Susquehanna	(2,000)	(75,000)	(1,140,000)
MDC Holdings, Inc. $47.00 6/19/20 (Covered Call)	Susquehanna	(1,000)	(10,000)	(2,320,000)
Total Written Options		(7,000)	$(280,000)	$(8,252,000)

*     Amounts reflect a liability of the Fund.

(a)	Non-income producing security. Includes securities which did not pay at least one dividend in the year preceding the date of this statement.
(b)	Traded in a foreign country.
(c)	Time deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rate listed is the 7-day yield as of March 31, 2020.
(d)	Less than 0.005%.
(e)	Affiliated company. See Note 6 in Notes to Schedules of Investments.
(f)	Illiquid security, pursuant to the Corporation's Liquidity Risk Management Program (the LRMP). See Note 2 in Notes to Financial Statements.
(g)	All or a portion of the security is pledged as collateral on written options. The aggregate market value of the collateralized securities totals $8,252,000 as of March 31, 2020. See Note 4 in Notes to Schedules of Investments.
(h)	Classified as Level 2. Valued using methods determined by the Board of Directors or using systematic fair valuation model provided by an independent pricing service. See Note 3 in Notes to Schedules of Investments.
(i)	Loaned security; a portion or all of the security was on loan as of March 31, 2020. The total value of securities on loan as of March 31, 2020 was $1,437,464. See Note 5 in Notes to Schedules of Investments.
(j)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 5 in Notes to Schedules of Investments. The rate listed is the 7-day yield as of March 31, 2020.

Common Abbreviations:
ADR	American Depositary Receipt.
Ltd.	Limited.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
REIT	Real Estate Investment Trust.

Currency Abbreviations:
CAD	Canadian Dollar

Percentages are stated as a percent of net assets.

Sector and Industry classifications are sourced from GICS®, The Global Industry Classification Standard (GICS®) is the exclusive intellectual property of MSCI Inc. (“MSCI”) and S&P Global Market Intelligence ("S&P"). Neither MSCI, S&P, their affiliates, nor any of their third party providers (“GICS Parties”) makes any representations or warranties, express or implied, with respect to GICS or the results to be obtained by the use thereof, and expressly disclaims all warranties, including warranties of accuracy, completeness, merchantability and fitness for a particular purpose. The GICS Parties shall not have any liability for any direct, indirect, special, punitive, consequential, or any other damages (including lost profits) even if notified of such damages.

See Notes to Schedules of Investments.

NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED)

March 31, 2020

(1)	ORGANIZATION

Heartland Group, Inc. (the “Corporation”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”), as amended. The capital shares of the Select Value Fund, Mid Cap Value Fund, Value Plus Fund, and Value Fund (each a “Fund” and collectively, the “Funds”, with 150,000,000 shares authorized and a par value of $.001 per share), each of which is a diversified fund, are issued by the Corporation. The Funds offer Investor Class and Institutional Class shares. Heartland Advisors, Inc. (the “Advisor”) serves as investment advisor to the Corporation.

Under the Corporation’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Corporation. In addition, in the normal course of business, the Corporation enters into contracts with its vendors and others that provide for general indemnifications. The Corporation’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Corporation.

(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of the Schedules of Investments. Each Fund is considered an investment company for financial reporting purposes under Generally Accepted Accounting Principles (“GAAP”). The Funds have applied the guidance of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”).

(a)	Portfolio securities traded on a national securities exchange or in the over-the-counter market are valued at the closing price on the principal exchange or market as of the close of regular trading hours on the day the securities are being valued, or, sales price on the composite market. Lacking any trades, securities are valued at the mean between the most recent quoted bid and asked prices on the principal exchange or market. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using exchange rates as of the close of the New York Stock Exchange (“NYSE”) or using methods determined by the Board of Directors of the Corporation (the “Board”). The Funds may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to capture events occurring between the time a foreign exchange closes and the close of the NYSE that may affect the value of the Funds’ securities traded on those foreign exchanges. These are generally categorized as Level 2 under GAAP. Debt securities having maturities of 60 days or less and short-term investments may be valued at acquisition cost, which approximates fair value, plus or minus any amortization or accretion, if applicable. Securities and other assets for which quotations are not readily available, deemed unreliable or have facts and circumstances that indicate otherwise, are valued at their fair value using methods determined by the Board. The Pricing Committee for the Corporation may also make a fair value determination if it reasonably determines that a significant event, which materially affects the value of a security, occurs after the time at which the market price for the security is determined, but prior to the time at which a Fund’s net asset value is calculated. Fair valuation of a particular security is an inherently subjective process, with no single standard to utilize when determining a security’s fair value. As such, different mutual funds could reasonably arrive at a different fair value price for the same security. In each case where a security is fair valued, consideration is given to the facts and circumstances relevant to the particular situation. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board and other factors as warranted. In making a fair value determination, factors that may be considered, among others, include: the type and structure of the security; unusual events or circumstances relating to the security’s issuer; general market conditions; prior day’s valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; nature and duration of any restriction on disposition; trading activities; and prices of similar securities or financial instruments.

(b)	The Funds’ policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies (“RICs”) and to distribute substantially all of their taxable income to their shareholders. The Funds accordingly pay no Federal income taxes, and no Federal income tax provision is recorded.

(c)	For financial reporting purposes, transactions are accounted for on trade date on the last business day of the reporting period. Net realized gains and losses on investments are computed on the identified cost basis. The portion of security gains and losses resulting from changes in foreign exchange rates is included with net realized and unrealized gains or losses from investments. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Certain dividends from foreign securities will be recorded as soon as the Corporation is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. The Funds amortize premium and accrete discount on investments utilizing the effective interest method. Foreign dividend income may be subject to foreign withholding taxes. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations.

(d)	The Funds may invest a portion of their assets in Real Estate Investment Trusts (“REITs”) and are subject to certain risks associated with direct investment in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), or its failure to maintain exemption from registration under the 1940 Act. A Fund’s investments in REITs may result in such Fund’s receipt of cash in excess of the REITs’ earnings. If the Fund receives such distributions all or a portion of these distributions will constitute a return of capital to such Fund. Receiving a return of capital distribution from REITs will reduce the amount of income available to be distributed to Fund shareholders. Income from REITs may not be eligible for treatment as qualified dividend income. As the final character of the distributions may not be known until reported by the REITs on their 1099s, the Funds may utilize an estimate for the current year character of distributions.

(e)	As of March 31, 2020, the Value Fund had 1.35% of its net assets that were classified as illiquid as defined pursuant to the Corporation’s Liquidity Risk Management Program (the “LRMP”).

(f)	Certain securities exempt from registration or issued in transactions exempt from registration under the Securities Act of 1933, as amended (the “Act”), such as securities issued pursuant to the resale limitations provided under Rule 144A or Regulation S under the Act, may be considered to be liquid under the LRMP. As of March 31, 2020, the Funds did not hold any restricted securities.

(g)	The Funds isolate the portion of the results of operations from changes in foreign exchange rates on investments from those resulting in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between trade and settlement date on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the respective Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at the period end, resulting from changes in the exchange rate. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse political, social, regulatory, and economic developments. Foreign security prices can be affected by exchange rate and foreign currency fluctuations, less publicly available information, and different accounting, auditing, legal, and financial standards. Foreign investments may also be less liquid than investments in U.S. issuers. This risk may be heightened in emerging or developing markets. Foreign securities usually are generally denominated and traded in foreign currencies, while the Funds value assets in U.S. dollars. The exchange rates between foreign currencies and the U.S. dollar fluctuate continuously. As a result, the values of the Funds’ non-U.S. investments will be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar.

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(h)	The accompanying Schedules of Investments were prepared in conformity with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the Schedules of Investments and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

(3)	FAIR VALUE MEASUREMENTS

The Funds follow GAAP, under which various inputs are used in determining the value of the Funds’ investments.

The basis of the hierarchy is dependent upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access at the measurement date.

•	Level 2 - Other significant observable inputs include quoted prices which are not active, quoted prices for similar assets or liabilities in active markets, or input other than quoted prices that are observable (either directly or indirectly) for the asset or liability. Includes portfolio securities and other financial instruments lacking any sales referenced in Note 2.

•	Level 3 - Significant unobservable prices or inputs (includes the Board’s and Pricing Committee’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2020:

SELECT VALUE FUND
Investments in	Level 1 — Quoted and	Level 2 — Other Significant	Level 3 — Significant
Securities at Value	Unadjusted Prices	Observable Inputs(1)	Unobservable Inputs(2)	Total
Common Stocks	$128,866,319	$—	$—	$128,866,319
Short—Term Investments	925,071	—	—	925,071
Total	$129,791,390	$—	$—	$129,791,390

MID CAP VALUE FUND
Investments in	Level 1 — Quoted and	Level 2 — Other Significant	Level 3 — Significant
Securities at Value	Unadjusted Prices	Observable Inputs(1)	Unobservable Inputs(2)	Total
Common Stocks	$49,255,806	$—	$—	$49,255,806
Short—Term Investments	150,357	—	—	150,357
Total	$49,406,163	$—	$—	$49,406,163

VALUE PLUS FUND
Investments in	Level 1 — Quoted and	Level 2 — Other Significant	Level 3 — Significant
Securities at Value	Unadjusted Prices	Observable Inputs(1)	Unobservable Inputs(2)	Total
Common Stocks	$250,281,275	$—	$—	$250,281,275
Short—Term Investments	2,754,539	—	—	2,754,539
Total	$253,035,814	$—	$—	$253,035,814

VALUE FUND
Investments in	Level 1 — Quoted and	Level 2 — Other Significant	Level 3 — Significant
Securities at Value	Unadjusted Prices	Observable Inputs(1)	Unobservable Inputs(2)	Total
Common Stocks	$406,297,094	$2,699,132	$—	$408,996,226
Short—Term Investments	1,341,433	—	—	1,341,433
Investments purchased with cash collateral from securities loaned	1,392,970	—	—	1,392,970
Total	$409,031,497	$2,699,132	$—	$411,730,629

Other Financial Instruments(3)
Liabilities
Written Options	$(120,000)	$(160,000)	$—	$(280,000)
Total	$(120,000)	$(160,000)	$—	$(280,000)

(1)	For detailed industry descriptions and securities identified as Level 2 within the hierarchy, see the accompanying Schedules of Investments and Schedule of Options.

(2)	The Funds measure Level 3 activity as of the beginning and end of the financial period. For the three months ended March 31, 2020, the Funds did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(3)	Other financial instruments are derivative instruments not reflected in the Schedules of Investments, such as covered calls.

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(4)	DERIVATIVE INSTRUMENTS

GAAP requires enhanced disclosure about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial position, performance, and cash flows. The Funds may invest in a broad array of financial instruments and securities, the value of which is “derived” from the performance of an underlying asset or a “benchmark” such as a security index, an interest rate, or a currency. In particular, each Fund may engage in transactions in options and options on futures contracts (a) to hedge against anticipated declines in the market value of its portfolio securities or currencies and against increases in the market values of securities or currencies it intends to acquire, (b) to manage exposure to changing interest rates (duration management), (c) to enhance total return, or (d) to invest in eligible asset classes with a greater efficiency and lower cost than is possible through direct investment.

Options can be highly volatile investments and involve certain risks. These strategies require the ability to anticipate future movements in securities prices, interest rates, currency exchange rates, and other economic factors. Attempts to use such investments may not be successful and could result in reduction of a Fund’s total return. Each Fund could experience losses if the prices of its options positions move in a direction different than anticipated, or if the Fund were unable to close out its positions due to disruptions in the market or lack of liquidity. Over-the-counter options generally involve greater credit and liquidity risks than exchange-traded options. Options traded on foreign exchanges generally are not regulated by U.S. authorities, and may offer less liquidity and less protection to a Fund if the other party to the contract defaults.

The Funds’ use of options and other investment techniques for hedging purposes involves the risk that changes in the value of a hedging investment will not match those of the asset or security being hedged. Hedging is the use of one investment to offset the effects of another investment. Imperfect or no correlation of the values of the hedging instrument and the hedged security or asset might occur because of characteristics of the instruments themselves or unrelated factors involving, for example, the markets on which the instruments are traded. As a result, hedging strategies may not always be successful. While hedging strategies can help reduce or eliminate portfolio losses, they can also reduce or eliminate portfolio gains.

OPTIONS CONTRACTS

The Funds may enter into options transactions for hedging purposes and will not use these instruments for speculation. Each Fund may write covered put and call options on any securities or futures contracts in which it may invest, on any securities index based on or related to securities in which it may invest, or on any currency in which Fund investments may be denominated. A call option on an asset written by a Fund obligates the Fund to sell the specified asset to the holder (purchaser) at a stated price (the exercise price) if the option is exercised before a specified date (the expiration date). A put option on an asset written by a Fund obligates the Fund to buy the specified asset from the purchaser at the exercise price if the option is exercised before the expiration date. Premiums received when writing options are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses. Each Fund may also purchase put options on any securities or futures contracts in which it may invest, on any securities index based on or related to securities in which it may invest, or on any currency in which Fund investments may be denominated. A Fund may enter into closing transactions with respect to such options by writing an option identical to the one it has purchased (for exchange-listed options) or by entering into an offsetting transaction with the counterparty to such option (for OTC options). A Fund may also exercise such options or allow them to expire. The monthly average notional amount and monthly average number of contracts of written options held by the Value Fund during the three month period ended March 31, 2020 was $7,194,000 and 5,000, respectively.

(5)	SECURITIES LENDING

The Funds have entered into an agreement with Brown Brothers Harriman & Co. (the “Lending Agent”), dated November 30, 2011, as amended, (“Securities Lending Agreement”), to provide securities lending services to the Funds. Under this program, the proceeds (cash collateral) received from borrowers are used to invest in money market funds. Under the Securities Lending Agreement, the borrowers may pay the Funds negotiated lender fees and the Funds receive cash collateral in an amount equal to not less than 102% of the value of loaned securities. The borrower pays fees at the Funds’ direction to the Lending Agent. Although the risk of lending is generally mitigated by the collateral, the Funds could experience a delay in recovering securities and a possible loss of income or value if the borrower fails to return them. The agreement provides the right in the event of default for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a counterparty’s bankruptcy or insolvency. Under the agreement, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral. As of March 31, 2020, only the Value Fund had securities on loan.

The following table indicates the total amount of securities loaned by type, reconciled to gross liability payable upon return of the securities loaned by the Fund as of March 31, 2020:

	REMAINING CONTRACTUAL MATURITY OF THE LENDING AGREEMENT
VALUE FUND	OVERNIGHT & CONTINUOUS	UP TO 30 DAYS	30-90 DAYS	GREATER THAN 90 DAYS	TOTAL
Securities Lending Transactions
Common Stocks (counterparty, Barclays Capital, Inc.)	$76,608	$—	$—	$—	$76,608
Common Stocks (counterparty, Citigroup Global Markets, Inc.)	13,832	—	—	—	13,832
Common Stocks (counterparty, National Financial Services, LLC)	718,200	—	—	—	718,200
Common Stocks (counterparty, UBS Securities, LLC)	628,824	—	—	—	628,824
Total Loans					$1,437,464
Gross amount of recognized liabilities for securities lending (collateral received)					$1,392,970
Amounts due from counterparties					$(44,494)

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(6)	TRANSACTIONS WITH AFFILIATES

The following investments are in companies deemed “affiliated” (as defined in Section 2(a)(3) of the 1940 Act) with the Value Fund; that is, the Fund held 5% or more of their outstanding voting securities during the three month period ended March 31, 2020. The Select Value, Mid Cap Value, and Value Plus Funds had no transactions with affiliates during the same period.

VALUE FUND
	SHARE BALANCE			SHARE BALANCE	FAIR VALUE
	AS OF			AS OF	AS OF		CHANGE IN
SECURITY NAME	DECEMBER 31, 2019	PURCHASES	SALES	MARCH 31, 2020	MARCH 31, 2020	DIVIDENDS	UNREALIZED GAIN (LOSS)	REALIZED GAIN (LOSS)
Investments in affiliates held as of March 31, 2020
Hudson Global, Inc.	315,000	—	—	315,000	$2,693,250	$—	$(1,071,000)	$—
Lincoln Educational Services Corp.	2,370,000	25,000	—	2,395,000	5,269,000	—	(1,182,504)	—
Perma-Fix Environmental Services	1,007,700	—	—	1,007,700	5,250,117	—	(3,919,953)	—
Zovio, Inc.	1,600,000	400,000	—	2,000,000	3,300,000	—	(670,266)	—
Total	5,292,700	425,000	—	5,717,700	$16,512,367	$—	$(6,843,723)	$—

Investments no longer affiliated as of March 31, 2020
CUI Global, Inc.	1,756,090	—	(321,090)	1,435,000	$1,278,729	$—	$1,886,831	$(2,183,498)
Total	1,756,090	—	(321,090)	1,435,000	$1,278,729	$—	$1,886,831	$(2,183,498)

Grand Total					$17,791,096	$—	$(4,956,892)	$(2,183,498)

(7)	FUND REORGANIZATION

On March 3, 2020, shareholders of the ALPS | WMC Research Value Fund (the “Target Fund”), a series of Financial Investors Trust, approved the reorganization of the Target Fund with and into the Heartland Mid Cap Value Fund (the “Mid Cap Value Fund”), a series of the Corporation, pursuant to an Agreement and Plan of Reorganization (the “Reorganization”).  The primary purpose of the Reorganization was to restructure the Target Fund as a fund within the Heartland Funds and combine it with the Mid Cap Value Fund.  The Mid Cap Value Fund is the accounting survivor for financial statement and performance reporting purposes.

The Reorganization provided for the transfer of assets of the Target Fund to the Mid Cap Value Fund in exchange for Investor Class and Institutional Class shares of the Mid Cap Value Fund and its assumption of the liabilities of the Target Fund. The Reorganization was effective on March 16, 2020 and qualified as a tax-free “reorganization” under the Internal Revenue Code of 1986, as amended.

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